Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases
2025	$ 247,832
2026	137,443
Total future minimum lease payments	385,275
Less imputed interest	(9,265)
Present value of operating lease liabilities	376,010	$ 395,783
Less: current portion	(240,090)	(154,604)
Long-term portion	$ 135,920	$ 241,179